ARGENT MID CAP ETF
SCHEDULE OF INVESTMENTS
February 28, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.6%
Consumer Discretionary - 14.2%
Automotive Parts & Equipment - 2.0%
Patrick Industries, Inc.	17,580	$2,176,228

Automotive Retail - 2.0%
Murphy USA, Inc.	5,662	2,212,370

Home Furnishings - 2.7%
Somnigroup International, Inc.	32,672	2,924,471

Homebuilding - 5.3%
DR Horton, Inc.	16,648	2,670,172
TopBuild Corp. (a)	6,773	3,036,336
		5,706,508
Hotels, Resorts & Cruise Lines - 2.2%
Hilton Worldwide Holdings, Inc.	7,692	2,398,212
Total Consumer Discretionary		15,417,789

Consumer Staples - 2.7%
Food Distributors - 2.7%
US Foods Holding Corp. (a)	30,378	2,934,819

Energy - 2.3%
Oil & Gas Equipment & Services - 2.3%
TechnipFMC PLC	37,022	2,454,929

Financials - 16.9%
Asset Management & Custody Banks - 4.7%
Hamilton Lane, Inc. - Class A	14,513	1,522,994
Victory Capital Holdings, Inc. - Class A	51,257	3,545,959
		5,068,953
Consumer Finance - 1.7%
OneMain Holdings, Inc.	33,932	1,866,939

Financial Exchanges & Data - 0.4%
Coinbase Global, Inc. - Class A (a)	2,736	481,126

Investment Banking & Brokerage - 5.9%
Houlihan Lokey, Inc.	19,819	3,245,757
LPL Financial Holdings, Inc.	10,373	3,115,842
		6,361,599

ARGENT MID CAP ETF
SCHEDULE OF INVESTMENTS
February 28, 2026 (Unaudited)

	Shares	Value
Property & Casualty Insurance - 1.8%
RLI Corp.	31,466	$1,960,961

Regional Banks - 2.4%
Axos Financial, Inc. (a)	29,316	2,545,215
Total Financials		18,284,793

Health Care - 13.0%
Health Care Facilities - 4.9%
HCA Healthcare, Inc.	9,962	5,276,871

Health Care Services - 2.6%
Addus HomeCare Corp. (a)	19,522	2,021,113
CorVel Corp. (a)	15,073	777,465
		2,798,578
Life Sciences Tools & Services - 5.5%
Agilent Technologies, Inc.	18,548	2,251,356
Medpace Holdings, Inc. (a)	8,343	3,769,034
		6,020,390
Total Health Care		14,095,839

Industrials - 28.8% (b)
Aerospace & Defense - 4.1%
HEICO Corp. - Class A	8,300	1,992,913
Woodward, Inc.	6,365	2,461,728
		4,454,641
Construction & Engineering - 4.1%
Comfort Systems USA, Inc.	3,103	4,435,335

Construction Machinery & Heavy Transportation Equipment - 2.3%
Federal Signal Corp.	21,570	2,511,395

Diversified Support Services - 2.5%
Cintas Corp.	13,395	2,694,136

Electrical Components & Equipment - 5.1%
AMETEK, Inc.	11,635	2,783,325
Vertiv Holdings Co. - Class A	10,807	2,754,596
		5,537,921
Environmental & Facilities Services - 1.9%
Casella Waste Systems, Inc. - Class A (a)	21,857	2,036,198

ARGENT MID CAP ETF
SCHEDULE OF INVESTMENTS
February 28, 2026 (Unaudited)

	Shares	Value
Research & Consulting Services - 4.1%
CACI International, Inc. - Class A (a)	3,419	$2,086,171
UL Solutions, Inc.	28,521	2,394,909
		4,481,080
Trading Companies & Distributors - 4.7%
Ferguson Enterprises, Inc.	9,428	2,458,445
United Rentals, Inc.	3,139	2,636,760
		5,095,205
Total Industrials		31,245,911

Information Technology - 11.5%
Application Software - 2.9%
Descartes Systems Group, Inc. (a)	27,143	1,798,224
Tyler Technologies, Inc. (a)	3,607	1,279,367
		3,077,591
Electronic Manufacturing Services - 3.1%
Fabrinet (a)	6,221	3,394,364

Semiconductors - 2.6%
Monolithic Power Systems, Inc.	2,407	2,750,575

Systems Software - 2.9%
Fortinet, Inc. (a)	40,247	3,180,721
Total Information Technology		12,403,251

Materials - 2.0%
Specialty Chemicals - 2.0%
International Flavors & Fragrances, Inc.	26,686	2,194,390

Real Estate - 3.9%
Real Estate Services - 3.9%
Colliers International Group, Inc.	17,419	2,068,158
FirstService Corp.	13,644	2,149,885
Total Real Estate		4,218,043

Utilities - 3.3%
Electric Utilities - 3.3%
NRG Energy, Inc.	20,228	3,620,003
TOTAL COMMON STOCKS (Cost $93,004,421)		106,869,767

ARGENT MID CAP ETF
SCHEDULE OF INVESTMENTS
February 28, 2026 (Unaudited)

	Shares	Value
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 1.4%
First American Government Obligations Fund - Class X, 3.60% (c)	1,546,858	$1,546,858
TOTAL MONEY MARKET FUNDS (Cost $1,546,858)		1,546,858

TOTAL INVESTMENTS - 100.0% (Cost $94,551,279)		$108,416,625
Liabilities in Excess of Other Assets - (0.0)% (d)		(16,271)
TOTAL NET ASSETS - 100.0%		$108,400,354

PLC - Public Limited Company

(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)	The rate shown represents the 7-day annualized yield as of February 28, 2026.
(d)	Represents less than 0.05% of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

ARGENT ETFs

Summary of Fair Value Disclosure as of February 28, 2026 (Unaudited)

Argent Mid Cap ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of February 28, 2026:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Investments
Common Stocks	$106,869,767	$—	$—	$106,869,767
Money Market Funds	1,546,858	—	—	1,546,858
Total Investments	$108,416,625	$—	$—	$108,416,625

Refer to the Schedule of Investments for further disaggregation of investment categories.

During the fiscal period ended February 28, 2026, the Fund did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.